2. REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2018
Generator in construction 1
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	MG
Tecnology	15 MW
Applicable regime	SE Resolutions No. 19/2017
Generator in construction 2
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	CC
Tecnology	383 MW
Applicable regime	Resolución No. 287/2017
Generator in construction 3
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	PEPE II
Generating unit	Wind
Tecnology	53 MW
Applicable regime	MAT Renovable Res. 281/2017
Generator in construction 4
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	PEPE III
Generating unit	Wind
Tecnology	53 MW
Applicable regime	MAT Renovable Res. 281/2017